Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances	€ 0	€ 6,771		€ 6,783
Royalty certificates	13,023	12,229	[1]	3,287	[1]
Royalty certificates, undiscounted cash flows	0	0		0
Lease liabilities	2,363	540		1,384		€ 214
Gross lease liabilities	2,512	575		1,403
Derivative financial liabilities	4,786	2,579		566		9,932
Derivative financial liabilities, undiscounted cash flows	4,786	2,579		566
Total financial liabilities	114,004	77,045		49,797
Financial liabilities, undiscounted cash flows	122,680	81,500		59,053
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0		0
Gross lease liabilities	993	406		558
Derivative financial liabilities, undiscounted cash flows	1,166	2,579		142
Financial liabilities, undiscounted cash flows	38,468	20,747		16,223
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0		0
Gross lease liabilities	996	162		557
Derivative financial liabilities, undiscounted cash flows	0	0		0
Financial liabilities, undiscounted cash flows	56,698	15,192		9,905
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0		0
Gross lease liabilities	516	7		289
Derivative financial liabilities, undiscounted cash flows	3,620	0		424
Financial liabilities, undiscounted cash flows	27,507	45,561		32,925
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows	0	0		0
Gross lease liabilities	7	0		0
Derivative financial liabilities, undiscounted cash flows	0	0		0
Financial liabilities, undiscounted cash flows	7	0		0
Kreos 1 & 2 bond loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings				12,982
Borrowings, undiscounted cash flows				14,098
Kreos 1 & 2 bond loans | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows				9,034
Kreos 1 & 2 bond loans | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows				5,065
Kreos 1 & 2 bond loans | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows				0
Kreos 1 & 2 bond loans | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows				0
Oceane conversion option
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes				19,957
Convertible loans notes, undiscounted cash flows				31,000
Derivative financial liabilities	0	0		142		5,929
Oceane conversion option | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows				1,500
Oceane conversion option | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows				1,500
Oceane conversion option | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows				28,000
Oceane conversion option | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows				0
Heights convertible notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes	21,574	29,605
Convertible loans notes, undiscounted cash flows	24,063	36,750
Heights convertible notes | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	8,750	10,522
Heights convertible notes | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	8,750	9,997
Heights convertible notes | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	6,563	16,231
Heights convertible notes | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	0	0
Kreos / Claret convertible notes (OCABSA)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes	23,370	21,643
Convertible loans notes, undiscounted cash flows	30,653	30,903
Derivative financial liabilities	1,166	2,579		0		€ 0
Kreos / Claret convertible notes (OCABSA) | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	2,250	2,250
Kreos / Claret convertible notes (OCABSA) | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	19,943	2,250
Kreos / Claret convertible notes (OCABSA) | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	8,460	26,403
Kreos / Claret convertible notes (OCABSA) | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	0	0
Kreos & Claret bond loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes	46,401
Convertible loans notes, undiscounted cash flows	58,080
Kreos & Claret bond loans | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	24,016
Kreos & Claret bond loans | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	25,715
Kreos & Claret bond loans | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	8,348
Kreos & Claret bond loans | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows	0
PGE
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,488	3,678		4,838
Borrowings, undiscounted cash flows	2,586	3,880		5,173
PGE | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	1,293	1,293		1,293
PGE | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	1,293	1,293		1,293
PGE | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	1,293		2,586
PGE | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	€ 0	0		0
Conditional advances BPI
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances		6,771		6,783
Conditional advances, undiscounted cash flows		6,813		6,813
Conditional advances BPI | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows		3,697		3,697
Conditional advances BPI | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows		1,490		1,490
Conditional advances BPI | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows		1,626		1,626
Conditional advances BPI | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows		€ 0		€ 0

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).